Inventory (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Inventory [Abstract]
Impairment of inventory	¥ (12)	$ (2)					¥ 180
Inventory impairment				¥ 12		¥ 91	¥ 180			$ 2